SCHEDULE OF LEASEHOLD IMPROVEMENTS AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Furniture and education equipment	$ 21,828	$ 22,917
Computer equipment and software	65,005	68,248
Leasehold improvements	69,662	73,135
Leasehold improvement and equipment, gross	156,495	164,300
Less: accumulated depreciation	(144,758)	(147,929)
Leasehold improvement and equipment, net	$ 11,737	$ 16,371